Segment Information and Revenue Analysis-Schedule of Changes in Contract Liabilities (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Segment Information and Revenue Analysis [Abstract]
Contract liabilities, beginning of the year	$ 238,469	¥ 1,673,479	¥ 531,326
Revenue deferred during the year	96,555	757,686	1,673,479
Recognition of revenue deferred in prior years	230,612	1,673,479	531,326
Contract liabilities, end of the year	$ 104,412	¥ 757,686	¥ 1,673,479